Expense Example	Nov. 11, 2026 USD ($)
Sterling Capital Hedged BDC Income ETF | Sterling Capital Hedged BDC Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,153
Expense Example, with Redemption, 3 Years	3,225
Sterling Capital Macro-Led International Equity ETF | Sterling Capital Macro-Led International Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Sterling Capital AI Leaders ETF | Sterling Capital AI Leaders ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240